Fair Value Measurements (Details) - Schedule of assets and liabilities at fair value on a recurring basis	Sep. 30, 2021 USD ($)
Assets:
Cash and marketable securities held in Trust Account	$ 1,002
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	207,007,744
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	10,453,500
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	2,100,000
Level 3 [Member] | Sponsor and Directors [Member]
Liabilities:
Warrant Liability	$ 787,500